UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811- 2653

Dreyfus Bond Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	8/31
Date of reporting period:	5/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
May 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.2%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--2.7%
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.50	7/1/19	29,250,000	29,788,785
Courtland Industrial Development
Board, EIR (International
Paper Company Project)	6.25	8/1/25	8,000,000	6,782,720
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	15,000,000	9,351,150
Alaska--1.1%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; FSA)	6.00	7/1/17	5,730,000	6,451,865
Alaska International Airports
System, Revenue (Insured;
AMBAC) (Prerefunded)	5.75	10/1/12	4,500,000 a	5,143,410
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	12/1/15	6,135,000	7,270,036
Arizona--3.1%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.85	3/1/28	7,750,000	7,093,187
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.88	3/1/33	27,570,000	24,806,107
Arizona Health Facilities
Authority, Revenue (Banner

Health)	6.00	1/1/30	11,000,000	11,244,420
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000	10,087,920
California--14.7%
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000	3,620,785
California,
GO (Various Purpose)	5.75	4/1/31	20,350,000	20,700,020
California,
GO (Various Purpose)	5.00	11/1/32	5,000,000	4,623,250
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000	16,352,850
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Kern County Tobacco Funding
Corporation)	6.25	6/1/37	6,100,000	4,734,393
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000	6,693,680
California Department of Water
Resources, Power Supply
Revenue (Prerefunded)	5.13	5/1/12	20,500,000 a	22,922,690
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/16	6,330,000	6,882,925
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	17,350,000	18,341,899
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	1,280,000 a	1,422,784
California Department of Water
Resources, Water System
Revenue (Central Valley

Project) (Prerefunded)	5.50	12/1/11	60,000 a	66,693
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	10,825,000	10,406,181
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	12,000,000	12,484,320
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State
Hospital)	5.13	6/1/29	10,000,000	9,151,700
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.38	12/1/37	10,325,000	7,657,949
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/42	60,655,000 b	7,446,614
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000	11,788,549
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,000,000 b	12,514,350
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.50	6/1/13	28,495,000 a	32,025,530
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	20,560,000	17,827,987
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	5,000,000	3,503,450
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	10,000,000	5,982,000

Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	7,575,000	5,049,040
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,513,425
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34E) (Insured; FSA)	5.75	5/1/22	7,000,000	7,275,310
San Mateo County Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/25	10,000,000 b	4,110,900
Colorado--.4%
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	8,100,000	7,040,358
Delaware--.7%
Delaware Economic Development
Authority, Water Revenue
(United Water Delaware
Project) (Insured; AMBAC)	6.20	6/1/25	5,000,000	5,002,400
Delaware Transportation Authority,
Transportation System Senior
Revenue	5.00	7/1/26	6,245,000	6,716,060
District of Columbia--.3%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	184,975,000 b	5,049,818
Florida--5.7%
Florida Department of
Environmental Protection,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/13	10,270,000	10,808,867
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue

(Collateralized: FHLMC, FNMA
and GNMA)	5.10	7/1/31	4,565,000	4,288,498
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.50	6/1/16	12,000,000	12,994,680
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/29	7,990,000	8,153,955
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/30	8,390,000	8,515,431
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	5,735,000	5,356,261
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	5.25	11/15/16	265,000 a	311,266
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/24	10,110,000	10,290,565
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Prerefunded)	6.00	12/1/12	2,090,000 a	2,414,264
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	15,875,000	19,057,144
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000	10,222,849
Tampa Bay Water Regional Water
Supply Authority, Utility
System Improvement Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	10/1/29	5,000,000	5,787,500
Georgia--4.0%
Atlanta Development Authority,
Student Housing Revenue
(ADA/CAU Partners, Inc.

Project at Clark Atlanta
University) (Insured; ACA)	6.25	7/1/14	4,245,000	3,669,378
Chatham County Hospital Authority,
Improvement Revenue (Memorial
Health University)	5.75	1/1/29	3,600,000	2,875,572
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	8,590,000	9,935,795
Fulton County Facilities
Corporation, COP (Fulton
County Public Purpose Project)
(Insured; AMBAC)	5.50	11/1/18	11,630,000	12,205,801
Georgia,
GO (Prerefunded)	5.80	11/1/09	6,580,000 a	6,859,518
Georgia,
GO (Prerefunded)	5.80	11/1/09	20,000,000 a	20,849,600
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project) (Prerefunded)	5.63	9/1/14	5,100,000 a	6,097,866
Private Colleges and Universities
Authority, Revenue (Mercer
University Project)
(Prerefunded)	5.75	10/1/11	6,000,000 a	6,760,080
Hawaii--.8%
Hawaii,
GO (Insured; FSA) (Prerefunded)	5.80	9/1/09	14,000,000 a	14,333,480
Idaho--.9%
Idaho Housing Agency,
MFHR	6.70	7/1/24	8,195,000	8,203,687
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000	6,746,524
Illinois--4.5%
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	15,000,000	15,603,300
Chicago O'Hare International

Airport, General Airport Third
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	1/1/23	21,370,000	21,943,143
Chicago O'Hare International
Airport, Special Facility
Revenue (American Airlines,
Inc. Project)	5.50	12/1/30	7,000,000	3,735,690
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Prerefunded)	5.50	8/15/14	22,310,000 a	26,086,637
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)
(Prerefunded)	6.13	11/15/10	10,000,000 a	10,782,600
Kansas--1.2%
Wichita,
Hospital Facilities
Improvement Revenue (Christi
Health System)	5.50	11/15/26	7,000,000	7,028,210
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	13,210,760
Kentucky--.5%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	8,060,086
Louisiana--.1%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	1,608,340
Maryland--.9%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	6.00	7/1/39	10,000,000	10,005,400
Maryland Economic Development
Corporation, Student Housing

Revenue (Frostburg State
University Project)	6.25	10/1/33	8,580,000	6,145,168
Massachusetts--2.1%
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.25	8/1/24	12,000,000	13,201,320
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; Assured
Guaranty)	6.13	1/1/22	6,900,000	7,192,629
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	6,250,000	5,784,063
Massachusetts Municipal Wholesale
Electric Company, Power Supply
System Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/13	10,000,000	10,469,900
Michigan--.5%
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	7,500,000	5,758,050
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	3,905,000	3,223,812
Mississippi--.3%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	4,805,000	4,936,849
Missouri--1.1%
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	10,000,000	11,223,400
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Airport Development Program)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.63	7/1/11	5,000,000 a	5,471,900

Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Airport Development Program)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.63	7/1/11	2,500,000 a	2,735,950
Nebraska--2.4%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	37,300,000	41,869,623
Nevada--.9%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	3,000,000	2,490,300
Clark County,
IDR (Nevada Power Company
Project)	5.90	11/1/32	15,000,000	13,076,700
New Hampshire--.9%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	15,500,000	15,560,760
New Jersey--8.6%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	8,120,502
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	11,120,000	9,427,091
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	8,000,000	6,272,880
New Jersey Economic Development
Authority, PCR (Public Service
Electric and Gas Company
Project) (Insured; National
Public Finance Guarantee Corp.)	6.40	5/1/32	39,140,000	39,147,437

New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	6.13	6/1/30	10,000,000	10,338,800
New Jersey Transit Corporation,
Federal Transit Administration
Grants, COP (Master Lease
Agreement) (Insured; AMBAC)
(Prerefunded)	5.75	9/15/10	15,000,000 a	15,974,850
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/18	7,750,000	8,768,118
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/20	12,645,000	13,937,825
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/27	14,750,000	15,047,655
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	4,750,000	4,193,775
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.75	6/1/13	3,000,000 a	3,578,850
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	12,065,000 a	14,503,940
New Mexico--.6%
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/20	8,000,000	8,681,440
New Mexico Mortgage Financing
Authority, Mortgage-Backed
Securities Revenue	6.80	1/1/26	780,000	818,243

New York--13.5%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	25,000,000 c,d	26,143,750
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000	9,896,490
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.50	12/1/12	10,000,000	11,329,900
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.50	12/1/13	25,860,000	29,947,690
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000	19,277,748
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	8,250,000	8,032,695
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/19	5,000,000	5,195,000
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	10,000,000	8,938,200
New York City,
GO	5.75	3/1/18	7,800,000	8,424,702
New York City,
GO	5.25	8/15/24	18,500,000	19,049,450
New York City,
GO (Prerefunded)	5.75	3/1/13	5,505,000 a	6,365,321
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	10,360,000	9,850,081
New York City Industrial
Development Agency, Special
Facility Revenue (American

Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	11,500,000	11,037,010
New York City Transitional Finance
Authority, Building Aid Revenue	4.50	1/15/38	12,210,000	10,600,966
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Prerefunded)	5.75	2/15/10	2,150,000 a	2,253,587
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Prerefunded)	5.75	2/15/10	9,910,000 a	10,387,464
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/23	13,000,000	13,897,650
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)	7.50	7/1/10	1,895,000	1,949,311
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/27	9,500,000	11,015,250
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,000,000	3,976,150
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,500,000	4,855,110
North Carolina--.1%
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	1,075,000	1,109,239
Ohio--.5%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	11,435,000	8,224,624
Oklahoma--.4%
Claremore Industrial and
Redevelopment Authority, EDR

(Yuba Project)	8.38	7/1/11	7,500,000	7,182,450
Oregon--.3%
Oregon Department of
Administrative Services,
Lottery Revenue (Insured; FSA)	5.00	4/1/26	5,000,000	5,240,700
Pennsylvania--1.1%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.25	6/1/39	14,250,000 e	14,250,000
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	6,000,000	4,018,560
South Carolina--1.3%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/23	15,000,000	15,405,900
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow) (Prerefunded)	5.88	12/1/12	4,000,000 a	4,650,600
South Carolina Housing Finance and
Development Authority,
Mortgage Revenue	6.70	7/1/27	1,215,000	1,216,154
South Carolina Housing Finance and
Development Authority,
Mortgage Revenue
(Collateralized; FHA)	6.75	7/1/26	625,000	625,663
Tennessee--2.0%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	10,525,000	8,967,089
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	2/1/25	10,000,000	8,701,800
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	2/1/27	19,485,000	16,565,952

Texas--10.1%
Austin,
Water and Wastewater System
Revenue	5.00	11/15/27	10,000,000	10,455,800
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	9,000,000	4,838,850
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	6.75	10/1/38	5,790,000	2,823,725
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	11/1/14	15,070,000	15,502,358
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	11/1/15	10,000,000	10,239,200
Dallas/Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	5,865,000	5,080,380
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	7,000,000	7,574,210
Harris County Hospital District,
Mortgage Revenue (Insured;
AMBAC)	7.40	2/15/10	1,085,000	1,122,476
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	5,800,000	5,005,284
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	5/15/21	18,075,000	19,127,326

Houston Area Water Corporation,
City of Houston Contract
Revenue (Northeast Water
Purification Plant Project)
(Insured; FGIC) (Prerefunded)	5.25	3/1/12	2,470,000 a	2,713,073
Lewisville Independent School
District, Unlimited Tax School
Building Bonds	5.00	8/15/28	10,000,000	10,357,300
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	15,000,000	15,638,700
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000	9,861,300
Northside Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/38	4,900,000	4,990,209
San Antonio,
Water System Revenue (Insured;
FSA)	5.50	5/15/20	2,400,000	2,566,656
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	9,470,000	11,018,440
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/26	20,000,000	21,222,800
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	12,000,000	11,782,320
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.50	8/15/39	2,500,000	2,311,325
Utah--.7%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.25	7/1/22	11,000,000	11,308,660
Virginia--2.4%
Danville Industrial Development

Authority, HR (Danville Regional Medical Center) (Insured; AMBAC)

	5.25	10/1/28	1,500,000	1,698,060
Tobacco Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds
(Prerefunded)	5.50	6/1/15	10,000,000 a	11,186,800
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.15	7/1/20	5,210,000	6,067,774
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000	8,117,918
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	13,750,000	14,836,113
Washington--2.3%
Bellevue,
Limited Tax GO (New City
Building) (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/39	10,520,000	10,853,063
Seattle,
Municipal Light and Power
Improvement Revenue (Insured;
FSA)	5.50	3/1/13	11,585,000	12,277,551
Seattle,
Municipal Light and Power
Improvement Revenue (Insured;
FSA)	5.50	3/1/16	15,400,000	16,211,118
West Virginia--.8%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	10,000,000	8,584,100
West Virginia,
Infrastructure GO (Insured;
FGIC) (Prerefunded)	6.50	11/1/16	2,600,000 a	3,362,450
West Virginia State Building
Commission, Subordinate LR

(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000	2,679,774
Wisconsin--2.5%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	25,000,000 a	28,296,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.63	2/15/29	9,725,000	8,775,840
Wisconsin Health and Educational
Facilities Authority, Revenue
(FH Healthcare Development
Inc. Project) (Prerefunded)	6.25	11/15/09	5,000,000 a	5,182,250
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	1,000,000	861,350
U.S. Related--2.2%
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	7,000,000	6,548,080
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Prerefunded)	6.00	7/1/10	20,050,000 a	21,332,198
Puerto Rico Infrastructure
Financing Authority, Special
Obligation Bonds	5.50	10/1/32	7,000,000	7,353,710
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,400,000 b	3,084,588
Total Long-Term Municipal Investments
(cost $1,732,548,183)				1,712,113,472
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.1%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania;
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia

Credit Locale)
(cost $2,000,000)	2.25	6/7/09	2,000,000 [f]	2,000,000
Total Investments (cost $1,734,548,183)			99.3%	1,714,113,472
Cash and Receivables (Net)			.7%	12,500,528
Net Assets			100.0%	1,726,614,000

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, this security amounted to $26,143,750 or 1.5% of net assets.
d	Collateral for floating rate borrowings.
e	Purchased on a delayed delivery basis.
f	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,734,548,183. Net unrealized depreciation on investments was $20,434,711 of which $75,294,616 related to appreciated investment securities and $95,729,327 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue

EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities	-	1,714,113,472	-	1,714,113,472
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended May 31, 2009, FAS 161 disclosures did not impact these notes.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)